Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,000,000,000
Previously Paid Amount
Total Fee Amount	765,500
Total Offset Amount	15,720
Net Fee	$ 749,780